Other assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	$ 459,006,000	$ 87,745,000
Investments (Note 10)	326,538,000	123,279,000
Lease incentives	209,331,000	239,607,000
Straight-line rents, prepaid expenses and other	95,294,000	98,443,000
Operating lease right of use assets	41,868,000	43,668,000
Other tangible fixed assets	24,161,000	26,018,000
Debt issuance costs	19,095,000	26,393,000
Derivative assets (Note 11)	1,852,000	11,664,000
Other receivables	218,934,000	358,659,000
Other assets	$ 1,396,079,000	$ 1,015,476,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 459,006,000	$ 87,745,000
Financing receivable, allowance for credit loss	8,000,000	0
Deferral Agreements
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	429,000,000	49,000,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	429,000,000	49,000,000
Aircraft Sale Receivable
Other Assets [Abstract]
Notes receivable, net of allowance for credit losses (a) (b)	30,000,000	39,000,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 30,000,000	$ 39,000,000